Segment Information - Summary of Geographical Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Net sales	kr 227,216	kr 210,838	kr 205,378
Non-current assets, total	61,633	51,206	50,037
Networks [member]
Disclosure of geographical areas [line items]
Net sales	155,009	138,570	132,285
Digital services [member]
Disclosure of geographical areas [line items]
Net sales	39,857	38,089	38,752
Managed services [member]
Disclosure of geographical areas [line items]
Net sales	25,565	25,770	26,472
Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	6,785	8,409	7,869
South East Asia, Oceania and India [member]
Disclosure of geographical areas [line items]
Net sales	29,776	29,589	31,346
Non-current assets, total	1,199	445	512
South East Asia, Oceania and India [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	21,850	21,337	23,367
South East Asia, Oceania and India [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	4,033	4,824	4,755
South East Asia, Oceania and India [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	3,836	3,388	3,216
South East Asia, Oceania and India [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	57	40	8
North East Asia [member]
Disclosure of geographical areas [line items]
Net sales	26,400	22,309	23,583
Non-current assets, total	2,881	1,833	1,516
North East Asia [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	20,339	15,915	16,239
North East Asia [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	4,857	4,849	5,463
North East Asia [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	1,026	1,465	1,867
North East Asia [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	178	80	14
North America [member]
Disclosure of geographical areas [line items]
Net sales	70,223	58,586	52,001
Non-current assets, total	11,570	9,397	8,387
North America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	55,808	46,452	40,645
North America [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	9,646	8,358	8,035
North America [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	4,673	3,680	3,207
North America [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	96	96	114
Europe and Latin America [member]
Disclosure of geographical areas [line items]
Net sales	59,006	59,563	55,875
Non-current assets, total	45,832	39,481	39,559
Europe and Latin America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	33,884	33,887	29,472
Europe and Latin America [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	12,571	12,172	12,015
Europe and Latin America [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	12,149	13,191	14,108
Europe and Latin America [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	402	313	280
Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	25,525	24,338	25,891
Non-current assets, total	151	50	63
Middle East and Africa [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	14,604	13,826	14,839
Middle East and Africa [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	7,015	6,451	6,932
Middle East and Africa [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	3,881	4,046	4,074
Middle East and Africa [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	25	15	46
Other regions [member]
Disclosure of geographical areas [line items]
Net sales	16,286	16,453	16,682
Other regions [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	8,524	7,153	7,723
Other regions [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	1,735	1,435	1,552
Other regions [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	6,027	7,865	7,407
Sweden [member]
Disclosure of geographical areas [line items]
Net sales	589	2,315	3,334
Non-current assets, total	38,313	34,434	34,381
European union [Member]
Disclosure of geographical areas [line items]
Net sales	35,729	35,941	36,472
Non-current assets, total	44,306	38,423	37,895
US [member]
Disclosure of geographical areas [line items]
Net sales	73,279	61,446	54,694
Non-current assets, total	10,176	8,349	7,092
China [member]
Disclosure of geographical areas [line items]
Net sales	15,860	14,601	14,983
Non-current assets, total	kr 2,402	kr 1,525	kr 1,123